Long-Term Debt - Summary of Long-Term Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Total	$ 71,710	$ 73,831	$ 81,094
Current portion	6,863	6,963	7,263
Less: Current portion of deferred financing costs	(146)	(150)	(168)
Current portion of long-term debt, net of deferred financing costs, current	6,717	6,813	7,095
Long-term portion	64,847	66,868	73,831
Less: Non-current portion of deferred financing costs	(217)	(251)	(375)
Long-term debt, net of current portion and deferred financing costs, non-current	64,630	66,617	73,456
Secondone | Northsea Alpha Vessel
Debt Instrument [Line Items]
Total	4,808	4,808	5,268
Thirdone | Northsea Beta Vessel
Debt Instrument [Line Items]
Total	4,808	4,808	5,268
Fourthone | Pyxis Malou Vessel
Debt Instrument [Line Items]
Total	19,280	20,350	22,490
Sixthone | Pyxis Delta Vessel
Debt Instrument [Line Items]
Total	8,100	8,437	9,787
Seventhone | Pyxis Theta Vessel
Debt Instrument [Line Items]
Total	16,914	17,228	18,481
Eighthone | Pyxis Epsilon Vessel
Debt Instrument [Line Items]
Total	$ 17,800	$ 18,200	$ 19,800